Invesco P.O. Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173

713 626 1919 www.invesco.com
February 27, 2012
VIA Edgar
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Commodities Strategy Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Emerging Markets Equity Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Pacific Growth Fund, Invesco Premium Income Fund, and Invesco Small Companies Fund; and the Statements of Additional Information relating to Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Commodities Strategy Fund, Invesco Developing Markets Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Emerging Markets Equity Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Pacific Growth Fund, Invesco Premium Income Fund, and Invesco Small Companies Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 123 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 123 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.
Very truly yours,
/s/ Elisa Mitchell
Elisa Mitchell
Counsel